Accounting policies, changes in accounting estimates and errors	12 Months Ended
Dec. 31, 2024
Disclosure Of Material Accounting Policies [Abstract]
Summary of Material Accounting Policies	Summary of Material Accounting Policies
AStatement of Compliance
These consolidated financial statements, including comparatives, have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards” or "IFRS").
BBasis of Presentation
These consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments, which are measured at fair value.
The consolidated financial statements are presented in United States dollars, and all values are rounded to the nearest thousand except as otherwise indicated.
CPrinciples of Consolidation
These consolidated financial statements include the accounts of the Company and its subsidiaries which are wholly owned: Inversiones Mineras Australes Holdings (BVI) Inc., Inversiones Mineras Australes S.A., Premier Royalty U.S.A. Inc., SA Targeted Investing Corp., Sandstorm Metals & Energy (US) Inc. Coral Resources Inc., and Nomad Royalty Company Ltd. Subsidiaries are fully consolidated from the date the Company obtains control and continue to be consolidated until the date that control ceases. These consolidated financial statements also include the accounts of the Company’s 67.5% interest in Compañia Minera Caserones (“CMC”). The non-controlling interest related to this entity has been recorded in equity. Sandstorm consolidates the results of CMC on a 100% basis, with the proportionate share of net income (loss) and comprehensive income (loss) attributable to owners of the Company and non-controlling interest presented separately. Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
All intercompany balances, transactions, revenues and expenses have been eliminated on consolidation.
DInvestments in Associates
An associate is an entity over which the Company has significant influence and is neither a subsidiary nor a joint arrangement. The Company has significant influence when it has the power to participate in the financial and operating policy decisions of the associate but does not have control or joint control over those policies.
The Company accounts for its investments in associates using the equity method. Under the equity method, the Company’s investments in associates are initially recognized at cost when acquired and subsequently increased or decreased to recognize the Company’s share of net income and losses of the associate, after any adjustments necessary to give effect to uniform accounting policies, any other movement in the associate’s reserves, and for impairment losses after the initial recognition date. The Company’s share of income and losses of the associate is recognized in net income during the period. Unrealized gains on transactions between the Company and an associate are eliminated to the extent of the Company’s interest in the associate. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Dilution gains and losses arising from changes in interests in investments in associates are recognized in the consolidated statement of income or loss. Dividends received from the associate are accounted for as a reduction in the carrying amount of the Company’s investment.
EStream, Royalty and Other Interests
Stream, royalty and other interests consist of acquired royalty and Stream metal purchase agreements. These interests are recorded at cost and capitalized as long term tangible assets with finite lives. They are subsequently measured at cost less accumulated depletion and accumulated impairment losses, if any. Project evaluation costs that are not related to a specific agreement are expensed in the period incurred.
Stream, royalty and other interests related to producing mines are depleted using the units-of-production method over the life of the property to which the agreement relates. The life of the property is estimated using life of mine models specifically associated with the mineral royalty or stream properties which include proven and probable Mineral Reserves and may include a portion of Mineral Resources expected to be converted into Mineral Reserves. Where life of mine models are not available, the Company uses publicly available statements of Mineral Reserves and Mineral Resources for the mineral royalty or stream properties to estimate the life of the property and portion of Mineral Resources that the Company expects to be converted into Mineral Reserves covered by the agreement. Where life of mine models and publicly available Mineral Reserve and Mineral Resource statements are not available, depletion is based on the Company’s best estimate of the volumes to be produced and delivered under the contract. The Company relies on information on Mineral Reserves and Mineral Resources available to it under contracts with operators and/or public disclosures from the operators of the producing mineral and stream interests.
On acquisition of a Stream, royalty or other interest, an allocation of its cost may be attributed to the exploration potential of the interest and is recorded as a non-depletable asset on the acquisition date. The value of the exploration potential is accounted for by reference to IFRS 6, Exploration and Evaluation of Mineral Resources and is not depleted until such time as the technical feasibility and commercial viability have been established at which point the value of the asset is accounted for by reference to IAS 16, Property, Plant and Equipment.
FImpairment of Stream, Royalty and Other Interests
Evaluation of the carrying values of each Stream, royalty and other interest is undertaken when events or changes in circumstances indicate that the carrying values may not be recoverable and at each reporting period. If any indication of impairment exists, the recoverable amount is estimated to determine the extent of any impairment loss. The recoverable amount is the higher of the fair value less costs of disposal and value in use.
Fair value is the price that would be received from selling an asset in an orderly transaction between market participants at the measurement date. Costs of disposal are incremental costs directly attributable to the disposal of an asset. Fair value less costs of disposal is usually estimated using a discounted cash flow approach. Estimated future cash flows are calculated using estimated production, sales prices, and a discount rate. Estimated production is determined using current Mineral Reserves and the portion of Mineral Resources expected to be classified as Mineral Reserves as well as exploration potential expected to be converted into Mineral Resources. Estimated sales prices are determined by reference to a long-term metal price forecasts by analysts and management’s expectations. The discount rate is estimated using a discount rate incorporating analyst views and management’s expectations to value precious metal royalty companies. Value in use is determined as the present value of future cash flows expected to be derived from continuing use of an asset in its present form for those assets where value in use exceeds fair value less costs of disposal. If it is determined that the recoverable amount is less than the carrying value, then an impairment is recognized within net income (loss) immediately.
An assessment is made at each reporting period if there is any indication that a previous impairment loss may no longer exist or has decreased. If any indications are present, the carrying amount of the Stream, royalty and other interest is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount net of depletion that would have been determined had no impairment loss been recognized for the Stream, royalty and other interest in previous periods.
GRevenue Recognition
Revenue is comprised of revenue earned in the period from contracts with customers under each of the Company's royalty and Stream interests. The Company has determined that each unit of a commodity that is delivered to a customer under a royalty and Stream interest is a performance obligation for the delivery of a good that is separate from each other unit of the commodity to be delivered under the same arrangement. In accordance with IFRS 15, the Company recognizes revenue to depict the transfer of the relevant commodity to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those commodities.
For Stream interests, revenue recognition occurs when the relevant commodity received from the Stream operator is transferred by the Company to its third-party customers.
For royalty interests, revenue recognition occurs when the relevant commodity is transferred to the end customer by the operator of the royalty property. Revenue is measured at the fair value of the consideration received or receivable when management can reliably estimate the amount, pursuant to the terms of the royalty agreement. In some instances, the Company will not have access to sufficient information to make a reasonable estimate of consideration to which it expects to be entitled and, accordingly, revenue recognition is deferred until management can make a reasonable estimate. Differences between estimates and actual amounts are adjusted and recorded in the period that the actual amounts are known.
HForeign Currency Translation
The functional currency of the Company and its subsidiaries is the principal currency of the economic environment in which they operate. For the Company and its subsidiaries Inversiones Mineras Australes Holdings (BVI) Inc., Inversiones Mineras Australes S.A., Premier Royalty U.S.A. Inc., SA Targeted Investing Corp., Sandstorm Metals & Energy (US) Inc., Coral Resources Inc., Nomad Royalty Company Ltd., the company's interest in CMC, the Company’s Versamet Royalties Corporation ("Versamet") (previously called Sandbox Royalties Corp.) investment in associate and the Company's Horizon Copper Corp. (“Horizon” or “Horizon Copper”) investment in associate, the functional currency is the U.S. dollar.
Transactions in foreign currencies are initially recorded in the entity’s functional currency at the rate on the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated using the closing rate as at the reporting date.
IFinancial Instruments
The Company’s financial instruments consist of cash and cash equivalents, trade receivables and other, short and long-term investments, loans receivable, trade payables and other and bank debt. All financial instruments are initially recorded at fair value and designated as follows:
Cash and cash equivalents, trade receivables and other, and loans receivable are classified as financial assets at amortized cost and trade payables and other and bank debt are classified as financial liabilities at amortized cost. Both financial assets at amortized cost and financial liabilities at amortized cost are measured at amortized cost using the effective interest method.
The Company’s financial assets which are subject to credit risk include cash and cash equivalents, trade receivables and other and loans receivable. At December 31, 2024 and December 31, 2023, the Company determined that the expected credit losses on its financial assets were nominal. There were no material impairment losses recognized on financial assets during the years ended December 31, 2024 and December 31, 2023.
Investments in common shares are held for long-term strategic purposes and not for trading. The Company has made an irrevocable election to designate all these investments as fair value through other comprehensive income (“FVTOCI”) in order to provide a more meaningful presentation based on management’s intention, rather than reflecting changes in fair value in net income. Such investments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of other comprehensive income under the classification of gain (loss) on revaluation of investments. Cumulative gains and losses are not subsequently reclassified to profit or loss.
Investments in warrants and convertible debt instruments are classified as fair value through profit or loss (“FVTPL”). These warrants and convertible debt instruments are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized as a component of net income (loss) under the classification of gain (loss) on revaluation of investments.
Transaction costs on initial recognition of financial instruments classified as FVTPL are expensed as incurred. Transaction costs incurred on initial recognition of financial instruments classified as loans and receivables, FVTOCI and other financial liabilities are recognized at their fair value amount and offset against the related loans and receivables or capitalized when appropriate.
Financial assets are derecognized when the contractual rights to the cash flows from the asset expire. Financial liabilities are derecognized only when the Company’s obligations are discharged, cancelled or they expire. On derecognition, the difference between the carrying amount (measured at the date of derecognition) and the consideration received (including any new asset obtained less any new liability obtained) is recognized in profit or loss.
JInventory
When refined gold or the applicable commodity, under the Stream agreement, is delivered to the Company, it is recorded as inventory. The amount recognized for inventory includes both the cash payment and the related depletion associated with the related Stream interest.
KCash and Cash Equivalents
Cash and cash equivalents include cash on account, demand deposits and money market investments with maturities from the date of acquisition of three months or less, which are readily convertible to known amounts of cash and are subject to insignificant changes in value.
LIncome Taxes
Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used are those that are substantively enacted at the reporting date.
Deferred income taxes are provided for using the liability method on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for accounting. The change in the net deferred income tax asset or liability is included in income except for deferred income tax relating to equity items which is recognized directly in equity, and relating to investments in common shares designated as FVTOCI which is recognized in other comprehensive income. The income tax effects of differences in the periods when revenue and expenses are recognized in accordance with Company accounting practices, and the periods they are recognized for income tax purposes are reflected as deferred income tax assets or liabilities. Deferred income tax assets and liabilities are measured using the substantively enacted statutory income tax rates which are expected to apply to taxable income in the years in which the assets are realized or the liabilities settled. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available for utilization. Temporary differences are not provided for on the initial recognition of assets or liabilities that affect neither accounting nor taxable earnings.
Deferred income tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on the same taxable entity and are intended to be settled on a net basis.
The determination of current and deferred taxes requires interpretations of tax legislation, estimates of expected timing of reversal of deferred tax assets and liabilities, and estimates of future earnings.
MShare Capital and Share Purchase Warrants
The proceeds from the issue of units are allocated between common shares and share purchase warrants (with an exercise price denominated in U.S. dollars) on a pro-rata basis based on relative fair values at the date of issuance. The fair value of common shares is based on the market closing price on the date the units are issued and the fair value of share purchase warrants is determined using the quoted market price or if the warrants are not traded, using the Black-Scholes Model (“BSM”) as of the date of issuance. Equity instruments issued to agents as financing costs are measured at their fair value at the date the services were provided. Upon exercise, the original consideration is reallocated from share purchase warrants reserve to issued share capital along with the associated exercise price. Original consideration associated with expired share purchase warrants is reallocated to issued share capital.
NEarnings Per Share
Basic earnings per share is computed by dividing the net income available to Sandstorm common shareholders by the weighted average number of common shares issued and outstanding during the period. Diluted earnings per share is calculated assuming that outstanding share options and share purchase warrants, with an average market price that exceeds the average exercise prices of the options and warrants for the year, are exercised and the proceeds are used to repurchase shares of the Company at the average market price of the common shares for the year.
OShare-Based Payments
The Company recognizes share-based compensation expense for all share purchase options, performance share rights ("PSRs") and restricted share rights (“RSRs”) awarded to employees, officers and directors based on the fair values of the share purchase options, PSRs and RSRs at the date of grant. The fair values of share purchase options, PSRs and RSRs at the date of grant are expensed over the vesting periods of the share purchase options, PSRs and RSRs, respectively, with a corresponding increase to equity. The fair value of share purchase options is determined using the BSM with market related inputs as of the date of grant. Share purchase options with graded vesting schedules are accounted for as separate grants with different vesting periods and fair values. The fair value of the PSRs, including any market performance conditions (such as the Company’s share price), is determined using a Monte Carlo model with market related inputs as of the date of grant.
The fair value of RSRs is the market value of the underlying shares at the date of grant. At the end of each reporting period, the Company re-assesses its estimates of the number of awards that are expected to vest and recognizes the impact of any revisions to this estimate in the Consolidated Statements of Income (Loss).
The BSM requires management to estimate the expected volatility and expected term of the equity instrument, the risk-free rate of return over the term, expected dividends, and the number of equity instruments expected to ultimately vest. The Company uses its competitors market data with respect to expected volatility and expected dividend yield to the extent these factors are indicative of the Company’s future expectations. The expected term is estimated using historical exercise data, and the number of equity instruments expected to vest is estimated using historical forfeiture data.
PRelated Party Transactions
Parties are considered related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party. Parties are also considered related if they are subject to common control or significant influence. A transaction is considered a related party transaction when there is a transfer of resources or obligations between related parties.
QSegment Reporting
An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses. The Company’s operating segments are components of the Company’s business for which discrete financial information is available and which are reviewed regularly by the Company’s Chief Executive Officer to make decisions about resources to be allocated to the segment and assess its performance.
RLeases
Upon lease commencement, the Company recognizes a right-of-use asset and a corresponding lease liability unless the lease term is twelve months or less or the underlying asset has a low value. Lease liabilities are initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease; if this rate cannot be determined, the incremental borrowing rate is used. Lease liabilities are subsequently measured by increasing the carrying amount to reflect interest on the lease liability, using the effective interest method, and by reducing the carrying amount to reflect the lease payments made. Right-of-use assets are initially measured at the amount of the lease liability plus any initial direct costs incurred and are amortized over the life of the lease on a straight-line basis. Lease liabilities and right-of-use assets are re-measured when there are changes to the terms of the lease.
SNon-controlling Interests
The Company owns a 67.5% interest in Compañia Minera Caserones (“CMC”), which holds the Caserones Royalty. The non-controlling interest related to this entity has been recorded in equity. Sandstorm consolidates the results of CMC on a 100% basis, with the proportionate share of net income (loss) and comprehensive income (loss) attributable to owners of the Company and non-controlling interest presented separately.
Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Company’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original acquisition and the non-controlling interest’s share of changes in equity since the date of the acquisition.
New and Amended Standards Adopted by the Company
The Company has applied the following accounting standard amendment which is effective January 1, 2024. New and amended accounting standards that are not applicable to the Company have been excluded from this note. The amendment listed below did not have any impact on the amounts recognized in prior and current periods and is not expected to significantly impact future periods.
•Classification of Liabilities as Current or Non-current and Non-current Liabilities with
Covenants — Amendments to IAS 1
New Accounting Standards Issued But Not Yet Effective
Certain new accounting standards and amendments to accounting standards have been published that are not mandatory for the year ended December 31, 2024 and have not been early adopted by the Company. New and amended accounting standards that are not applicable to the Company have been excluded from this note. Sandstorm is currently assessing the impact of the following new and amended standards:
•The International Accounting Standards Board has issued classification and measurement and disclosure amendments to IFRS 9 and IFRS 7 which are effective for years beginning on or after January 1, 2026 with earlier application permitted. The amendments clarify the date of recognition and derecognition of some financial assets and liabilities and introduce a new exception for some financial liabilities settled through an electronic payment system. Other changes include a clarification of the requirements when assessing whether a financial asset meets the solely payments of principal and interest criteria and new disclosures for certain instruments with contractual terms that can change cash flows (including instruments where cash flow changes are linked to environmental, social or governance targets).
•IFRS 18, Presentation and Disclosure in Financial Statements is a new standard that will provide new presentation and disclosure requirements and which will replace International Accounting Standard ("IAS") 1, Presentation of Financial Statements. IFRS 18 introduces changes to the structure of the statement of income; provides required disclosures in financial statements for certain profit or loss performance measures that are reported outside an entity’s financial statements; and provides enhanced principles on aggregation and disaggregation in financial statements. Many other existing principles in IAS 1 have been maintained. IFRS 18 is effective for years beginning on or after January 1, 2027, with earlier application permitted.